Notes to the consolidated statements of income	3 Months Ended
Mar. 31, 2023
Notes to the consolidated statements of income
Notes to the consolidated statements of income

3.    Notes to the consolidated statements of income

a)    Revenue

Due to the change in the Company’s operating structure as well as the implementation of IFRS 17, the Company has adjusted the prior year financial information below in order to conform to the current year’s presentation.

The Company has recognized the following revenue in the consolidated statements of income for the three months ended March 31, 2023 and 2022:

Revenue

in € THOUS

	For the three months ended March 31, 2023
	Revenue from	Revenue from
	contracts with	insurance	Revenue from
	customers	contracts	lease contracts	Total

Health care services	3,572,335	140,396	—	3,712,731
Health care products	976,569	—	14,918	991,487
Total	4,548,904	140,396	14,918	4,704,218

	For the three months ended March 31, 2022
	Revenue from	Revenue from
	contracts with	insurance	Revenue from
	customers	contracts	lease contracts	Total

Health care services	3,492,515	114,292	—	3,606,807
Health care products	911,982	—	29,580	941,562
Total	4,404,497	114,292	29,580	4,548,369

The following table contains a disaggregation of revenue by categories for the three months ended March 31, 2023 and 2022:

Disaggregation of revenue by categories

in € THOUS

	For the three months ended March 31,
	2023	2022
Care Delivery
US	3,002,715	2,929,938
International	752,832	717,451
Total (1)	3,755,547	3,647,389

Care Enablement
Total (including inter-segment revenues) (1)	1,310,529	1,267,269
Inter-segment eliminations	(361,858)	(366,289)
Total Care Enablement revenue external customers	948,671	900,980
Total	4,704,218	4,548,369

(1)	For further information on segment revenues, see note 12.

b)    Research and development expenses

Research and development expenses of €55,760 for the three months ended March 31, 2023 (for the three months ended March 31, 2022: €49,673) included research and non-capitalizable development costs as well as depreciation and amortization expenses related to capitalized development costs of €2,428 (for the three months ended March 31, 2022: €2,066).

c)    Other operating income and Other operating expense

Other operating income of €117,471 for the three months ended March 31, 2023 (for the three months ended March 31, 2022: €128,857) included foreign exchange gains of €72,140 (for the three months ended March 31, 2022: €105,620), gains on right-of-use assets, from the sale of fixed assets and clinics of €13,625 (for the three months ended March 31, 2022: €14,094) and other operating income items of €31,706 including the impacts from the revaluation of certain investments (for the three months ended March 31, 2022: €9,143).

Other operating expense of €195,276 for the three months ended March 31, 2023 (for the three months ended March 31, 2022: €125,884) included foreign exchange losses of €84,403 (for the three months ended March 31, 2022: €101,417), losses on right-of-use assets, from the sale of fixed assets, clinics and investments of €10,539 (for the three months ended March 31, 2022: €10,327) and other operating expense items of €100,334 (for the three months ended March 31, 2022: €14,140) primarily related to strategic divestiture program expenses identified during the review of our business portfolio, mainly due to exiting unsustainable markets and non-core businesses, as well as the cessation of certain research and development programs to enable more focused capital allocation towards areas in our core business that are expected to have higher profitable growth (Legacy Portfolio Optimization). During the three months ended March 31, 2023, expenses associated with Legacy Portfolio Optimization in the amount of €83,439 related to the cessation of a dialysis cycler development program and comprised of the derecognition of capitalized development costs as well as termination costs (including certain contractual obligation expenses) (€59,113) and the impairment of intangible assets (licenses and distribution rights) and tangible assets (€24,326).

d)    Earnings per share

The following table contains reconciliations of the numerators and denominators of the basic and diluted earnings per share computations for the three months ended March 31, 2023 and 2022:

Reconciliation of basic and diluted earnings per share

in € THOUS, except share and per share data

	For the three months ended
	March 31,
	2023	2022
Numerator:
Net income attributable to shareholders of FMC AG & Co. KGaA	86,362	157,361

Denominators:
Weighted average number of shares outstanding	293,413,449	293,007,109
Potentially dilutive shares	—	71,206

Basic earnings per share	0.29	0.54
Diluted earnings per share	0.29	0.54

e)    Impacts of severe acute respiratory syndrome coronavirus 2 (COVID-19)

The Company provides life-sustaining dialysis treatments and other critical health care services and products to patients. The Company’s patients need regular and frequent dialysis treatments, or else they face significant adverse health consequences that could result in hospitalization or death. To be able to continue care for its patients in light of COVID-19, the Company determined that it needed to implement a number of measures, both operational and financial, to maintain an adequate workforce, to protect its patients and employees through expanded personal protective equipment protocols and to develop surge capacity for patients suspected or confirmed to have COVID-19. Additionally, the Company experienced a loss of revenue due to the pandemic in certain parts of its business, partially offset by increased demand for its services and products in other parts. Various governments in regions in which the Company operates have provided economic assistance programs to address the consequences of the pandemic on companies and support health care providers and patients.

The Company recorded €1,706 and €18,191 for the three months ended March 31, 2023 and 2022, respectively, within the statement of profit and loss for government grants in various regions in which it operates. In addition to the costs incurred which are eligible for government funding in various countries, the Company has been affected by impacts that COVID-19 had on the global economy and financial markets as well as effects related to lockdowns. During the three months ended March 31, 2022, the Company received an additional $2,306 (€2,056), in U.S. Department of Health and Human Services (HHS) funding available for health care providers affected by the COVID-19 pandemic. During the three months ended March 31, 2023, the Company did not receive additional funding from HHS. The remaining amount of U.S. government grants received recorded in deferred income was $3,629 (€3,337) and $6,104 (€5,723) at March 31, 2023 and December 31, 2022, respectively.